LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (188,723)	¥ (1,227,893)	¥ (1,363,480)	¥ (1,059,443)
Accretion to redemption value of redeemable convertible preferred shares | ¥			(3,661,975)	(3,996,288)
Deemed dividend-Repurchase of redeemable convertible preferred shares | ¥			(160,891)
Deemed dividend-Modification of redeemable convertible preferred shares | ¥			(423,979)	0
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares | ¥				(296,677)
Net loss attributable to ordinary shareholders-basic	$ (188,723)	¥ (1,227,893)	(5,610,325)	(5,352,408)
Net loss attributable to ordinary shareholders-diluted | ¥			¥ (5,610,325)	¥ (5,352,408)
Denominator:
Weighted average number of ordinary shares outstanding-basic			60,000,000	60,000,000
Weighted average number of ordinary shares outstanding-diluted			60,000,000	60,000,000
Basic loss per share | (per share)	$ (1.27)	¥ (8.28)	¥ (93.51)	¥ (89.21)
Diluted loss per share | (per share)	$ (1.27)	¥ (8.28)	¥ (93.51)	¥ (89.21)
Class A ordinary shares
Numerator:
Net loss	$ (94,082)	¥ (612,133)
Net loss attributable to ordinary shareholders-basic	(94,082)	(612,133)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	(94,641)	(615,760)
Net loss attributable to ordinary shareholders-diluted	$ (188,723)	¥ (1,227,893)
Denominator:
Weighted average number of ordinary shares outstanding-basic	73,900,022	73,900,022
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	74,337,960	74,337,960
Weighted average number of ordinary shares outstanding-diluted	148,237,982	148,237,982
Basic loss per share | (per share)	$ (1.27)	¥ (8.28)
Diluted loss per share | (per share)	$ (1.27)	¥ (8.28)
Class B ordinary shares
Numerator:
Net loss	$ (33,798)	¥ (219,898)
Net loss attributable to ordinary shareholders-basic	(33,798)	(219,898)
Net loss attributable to ordinary shareholders-diluted	$ (33,798)	¥ (219,898)
Denominator:
Weighted average number of ordinary shares outstanding-basic	26,547,262	26,547,262
Weighted average number of ordinary shares outstanding-diluted	26,547,262	26,547,262
Basic loss per share | (per share)	$ (1.27)	¥ (8.28)
Diluted loss per share | (per share)	$ (1.27)	¥ (8.28)
Class C ordinary shares
Numerator:
Net loss	$ (60,843)	¥ (395,862)
Net loss attributable to ordinary shareholders-basic	(60,843)	(395,862)
Net loss attributable to ordinary shareholders-diluted	$ (60,843)	¥ (395,862)
Denominator:
Weighted average number of ordinary shares outstanding-basic	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding-diluted	47,790,698	47,790,698
Basic loss per share | (per share)	$ (1.27)	¥ (8.28)
Diluted loss per share | (per share)	$ (1.27)	¥ (8.28)